TIMBERLAND ACQUISITIONS - Schedule of Timberland Acquisitions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) a	Dec. 31, 2023 USD ($) a	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Cost | $	$ 22,753	$ 14,062	$ 458,530
Acres | a	7,141	3,880
Alabama
Business Acquisition [Line Items]
Cost | $	$ 0	$ 231
Acres | a	0	0
Florida
Business Acquisition [Line Items]
Cost | $	$ 15,660	$ 4,809
Acres | a	5,175	2,194
Georgia
Business Acquisition [Line Items]
Cost | $	$ 7,093	$ 333
Acres | a	1,966	16
Louisiana
Business Acquisition [Line Items]
Cost | $	$ 0	$ 74
Acres | a	0	0
Texas
Business Acquisition [Line Items]
Cost | $	$ 0	$ 5,024
Acres | a	0	1,317
Washington
Business Acquisition [Line Items]
Cost | $	$ 0	$ 3,591
Acres | a	0	353